Related-Party Transactions - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended			3 Months Ended			9 Months Ended		12 Months Ended		1 Months Ended				3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 30, 2012	Sep. 30, 2013	Mar. 30, 2012	Sep. 29, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Blackstone and Affiliates [Member]	Jun. 30, 2013 Blackstone and Affiliates [Member]	Apr. 24, 2013 Blackstone and Affiliates [Member]	Mar. 30, 2012 Blackstone and Affiliates [Member]	Sep. 30, 2013 Blackstone and Affiliates [Member]	Sep. 30, 2012 Blackstone and Affiliates [Member]	Jun. 30, 2011 Blackstone and Affiliates [Member]	Sep. 30, 2013 Blackstone and Affiliates [Member]	Sep. 30, 2012 Blackstone and Affiliates [Member]	Dec. 31, 2012 Blackstone and Affiliates [Member]	Dec. 31, 2011 Blackstone and Affiliates [Member]	Dec. 31, 2010 Blackstone and Affiliates [Member]	Feb. 28, 2010 Anheuser Busch Inbev Worldwide Inc [Member] Transition Services Agreement [Member]	Dec. 31, 2011 Anheuser Busch Inbev Worldwide Inc [Member] Transition Services Agreement [Member]	Dec. 31, 2010 Anheuser Busch Inbev Worldwide Inc [Member] Transition Services Agreement [Member]	Dec. 31, 2010 Anheuser Busch Inbev Worldwide Inc [Member] Minimum [Member] Transition Services Agreement [Member]	Dec. 31, 2010 Anheuser Busch Inbev Worldwide Inc [Member] Maximum [Member] Transition Services Agreement [Member]
Related Party Transaction [Line Items]
Advisory Agreement, fees															$ 0	$ 2,264		$ 2,799	$ 5,075	$ 6,201	$ 6,012	$ 4,704
Revenue from related party																	7,400					18,400
Related Party Transactions Agreement Term																									6 months
Service rate per month																										10	190
Extensions charges																									33.00%
Related Party costs under TSA																							624	0	4,860
Agreement termination date													Apr. 24, 2013
Termination fee paid													46,300
Write off of 2013 Prepaid advisory fees													3,772
Termination of advisory agreement							50,072						50,072
Cash dividend declared	$ 0.20	$ 0.20		$ 0.20			$ 0.40	$ 6.07
Dividend declared to stockholders			$ 500,000		$ 500,000	$ 110,100	$ 36,144		$ 500,000	$ 110,100	$ 11,749	$ 11,749		$ 500,000